Assets and Liabilities Held for Sale (Tables)	12 Months Ended
Dec. 31, 2025
Assets Held for Sale [Abstract]
Disclosure of change in assets held for sale
The change in assets held for sale is as follows:

	2025	2024
As at Jan. 1	80	—
Additions from acquisition of Heartland related to Required Divestitures (Note 4)	—	80
Transfers from property, plant and equipment (Notes 7 and 19)	30	—
Derecognition of Required Divestitures (Notes 7)	(80)	—
Balance, Dec. 31	30	80